Cash, Cash Equivalents and Investments - Realized Gains and Losses on Available-for-Sale Securities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Cash and Cash Equivalents [Abstract]
Realized gains	$ 6	$ 0	$ 11
Realized losses	0	0	0
Net realized gains	$ 6	$ 0	$ 11